UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21259
                                                     ---------

                    GMAM Absolute Return Strategies Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  PERCENTAGE                 FIRST
                                                 INITIAL                  NUMBER      OF                   REDEMPTION
                                               ACQUISITION                  OF      MEMBERS'     FAIR     DATE WITHOUT
                                                  DATE         COST       SHARES    CAPITAL      VALUE        FEES**     LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(99.08%)

CONVERTIBLE ARBITRAGE (2.73%)
Aristeia International Limited, Class A           Mar-03   $70,000,000   128,778     2.73%   $  91,214,434      N/A        Quarterly

DISTRESSED INVESTMENT (14.84%)
Avenue Europe International, Ltd.,
  Class F, Series 0306                            Aug-05    75,000,000     7,270     2.97%      99,242,084      N/A        Quarterly
Avenue Europe International, Ltd.,
  Class F, Series 0507                            May-07    25,000,000     2,500     0.76%      25,440,674     6/30/08     Quarterly
Cerberus International, Ltd., Class A             Dec-01    45,000,000       151     3.19%     106,587,078      N/A        Quarterly
Greywolf Capital Overseas Fund,
  Class A Initial Series                          Dec-04    70,711,277    56,629     2.82%      94,066,079      N/A        Annually
Greywolf Capital Overseas Fund,
  Class S ***                                     Dec-05     5,077,756     5,078     0.16%       5,358,869      N/A(1)       N/A(1)
King Street Capital, L.P.                         Jun-02    59,108,898         *     3.29%     109,923,403      N/A        Quarterly
King Street Capital, L.P.,
  Special Investment ***                          Jan-06     2,051,571         *     0.08%       2,503,950      N/A(1)       N/A(1)
STYX International Fund, Ltd., Series 1           Apr-02    37,442,600    17,024     1.57%      52,587,943      N/A        Annually
                                                                                             -------------
                                                                                               495,710,080
                                                                                             -------------
EQUITY MARKET NEUTRAL (4.60%)
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E Series Initial     Nov-06    50,000,000       500     1.77%      58,934,089    12/31/08     Quarterly
AQR Global Stock Selection HV
   Offshore Fund Ltd., Class E Series 06 2007     Jun-07    10,000,000        86     0.30%      10,148,354    6/30/09      Quarterly
Numeric European Market Neutral
   Offshore Fund I, L.P.                          Aug-03    34,894,296         *     1.41%      47,174,530      N/A         Monthly
Numeric Japanese Market Neutral
   Offshore Fund III Ltd., Class B Series 1       Dec-02    25,000,000   250,000     1.12%      37,509,013      N/A         Monthly
                                                                                             -------------
                                                                                               153,765,986
                                                                                             -------------

EVENT DRIVEN (13.79%)
Aristeia Special Investments, Ltd.
  Class A V Initial Series March 2007             Mar-07    40,000,000    40,000     1.23%      41,015,817    3/31/09      Quarterly
Castlerigg International Limited,
  Class A Series 1                                Nov-03    59,769,879   257,109     3.00%     100,051,206      N/A        Quarterly
Castlerigg International Limited,
  Class A Series 4 April 1, 2007                  Apr-07       110,869       299     0.00%         116,313      N/A        Quarterly
Castlerigg International Limited,
  Class A Series 6 June 1, 2007                   Jun-07       119,252       305     0.00%         118,255      N/A        Quarterly
Centaurus Alpha Fund, Ltd.,
   Voting A US $ Shares                           Dec-05   100,000,000   652,379     3.76%     125,488,831      N/A         Monthly
CNH MA I Ltd., Class C Series Initial             Nov-01    20,054,405       199     0.78%      26,044,638      N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class A Series 1                               Aug-04    56,000,393    54,903     2.32%      77,627,326      N/A        Quarterly
Empyrean Capital Overseas Fund Ltd.,
   Class S Series 1                               Nov-06     1,132,600     1,133     0.03%       1,141,717      N/A(1)       N/A(1)
OZ Asia Overseas Fund, Ltd.,
   Class A Series 26                              May-06    65,105,189    64,204     2.24%      74,711,858     9/30/07      Annually
OZ Asia Overseas Fund, Ltd., Class C ***          May-06    13,804,985    13,805     0.43%      14,392,735      N/A(1)       N/A(1)
                                                                                             -------------
                                                                                               460,708,696
                                                                                             -------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     PERCENTAGE               FIRST
                                                 INITIAL                    NUMBER      OF                 REDEMPTION
                                               ACQUISITION                    OF      MEMBERS'    FAIR     DATE WITHOUT
                                                  DATE         COST         SHARES    CAPITAL    VALUE        FEES**     LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (99.08%) (CONTINUED)

LONG/SHORT EQUITY (39.95%)
Alson Signature Fund Offshore Ltd.,
  Class A Series Oct 01, 2002                     Apr-04   $50,000,000       43,089    2.19% $  73,047,368      N/A        Quarterly
Alson Signature Fund Offshore Ltd.,
  Class A Series April 01, 2007                   Apr-07    25,000,000       25,000    0.78%    25,964,760      N/A        Quarterly
Artis Partners Ltd., Class A Series 1             Jan-04    46,121,727      367,578    2.16%    72,335,888      N/A         Monthly
Artis Partners Ltd., Class A Series 3             Sep-06    10,000,000      100,000    0.34%    11,499,209    8/31/08       Monthly
Artis Partners 2X Ltd., Class A Series 1          Aug-04    20,000,000      183,310    1.28%    42,812,666    7/31/07(2)    Monthly
Black Bear Offshore Fund Limited,
  Class A                                         Jan-02    30,000,000      126,047    1.83%    61,051,826      N/A        Quarterly
Cycladic Catalyst Fund, USD Class BB              Apr-06    30,000,000      300,000    0.89%    29,904,000    4/30/08   Semiannually
Front Point Offshore Healthcare
  Fund, L.P.                                      May-05    75,000,000            *    2.80%    93,407,577      N/A        Quarterly
Ivory Offshore Flagship Fund, Ltd
  Class A Ser 1.                                  May-04    95,000,000   125,386.00    3.88%   129,801,793      N/A        Quarterly
Kinyan Capital, L.P.                              Aug-05    17,737,444            *    0.60%    19,943,226    9/30/07      Quarterly
Kinyan Capital Offshore Fund, Ltd.
  Class A Series 2                                Aug-05    30,000,000      286,691    1.00%    33,355,185    9/30/07      Quarterly
Kinyan Capital Offshore Fund, Ltd.
  Class A Series 4                                Apr-07     2,500,000       21,799    0.08%     2,529,145    9/30/07      Quarterly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 2 (01 Jan)                              Jan-06    40,000,000      245,403    1.39%    46,489,716      N/A         Monthly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 6 (01 Jul)                              Jul-06    10,000,000       62,331    0.35%    11,687,987      N/A         Monthly
Lansdowne European Equity Fund
   Ltd., Class B USD Shares
   Series 14 (01 Dec)                             Dec-05    25,000,000      206,199    0.96%    32,149,699      N/A         Monthly
Lansdowne UK Equity Fund Limited
   USD Shares                                     Feb-07    50,000,000      202,701    1.75%    58,432,064    2/28/08       Monthly
Longbow Capital International Fund,
   Ltd., Class C Series 1                         Jan-06    25,000,000       25,000    0.90%    29,952,962      N/A        Quarterly
Longbow Capital International Fund,
   Ltd., Class C Series 2                         Feb-07     7,500,000        7,500    0.24%     8,009,059    3/31/08      Quarterly
Longbow Partners, L.P.                            Jan-06    32,500,000            *    1.14%    38,144,270      N/A        Quarterly
Longbow Infrastructure, Ltd.
  Class C Series 1 (2007-03-01)                   Mar-07    30,000,000    30,000.00    0.95%    31,818,600    3/31/09      Quarterly
Longbow Infrastructure, Ltd.
  Class C Series 2 (2007-04-01)                   Apr-07    10,000,000    10,000.00    0.32%    10,531,700    6/30/09      Quarterly
Longbow Infrastructure Ltd
  Class C Series 3 (2007-05-01)                   May-07    10,000,000    10,000.00    0.31%    10,400,600    6/30/09      Quarterly
Renaissance Institutional Equities Fund,
   LLC, Series B                                  May-06    75,000,000            *    2.64%    88,096,584      N/A         Monthly
Rosehill Japan Fund Ltd., Series 01               Apr-02    40,000,000     2,079.00    1.47%    49,273,991      N/A        Quarterly
Scout Capital Fund, Ltd., Class A                 Dec-01    64,945,547      477,802    3.23%   107,865,193      N/A        Quarterly
  Series 1
Stadia Capital Limited, Class AB
  Series 1                                        Jan-04    48,149,071      334,291    1.89%    63,159,904      N/A        Quarterly
Tosca Fund Ltd., USD Class A                      Apr-02    54,189,699      332,666    2.77%    92,414,382      N/A        Quarterly
Zaxis Offshore Limited, Class A1                  Nov-01    45,622,642       34,552    1.81%    60,373,484      N/A         Monthly
                                                                                            --------------
                                                                                             1,334,452,838
                                                                                            --------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     PERCENTAGE               FIRST
                                                 INITIAL                    NUMBER      OF                 REDEMPTION
                                               ACQUISITION                    OF      MEMBERS'    FAIR     DATE WITHOUT
                                                  DATE         COST         SHARES    CAPITAL    VALUE        FEES**     LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS ^ #
 (99.08%) (CONCLUDED)

MULTI-STRATEGY (12.43%)
Canyon Value Realization Fund Ltd
   Class A Series 06-07                           Jun-07   $125,000,000    125,000     3.75% $ 125,073,287     9/30/07     Quarterly
Deephaven Market Neutral Fund Ltd.,
   Class A2 Series N-05/2004                      May-04     32,760,324     32,829     1.44%    48,071,991       N/A       Quarterly
O'Connor Global Multi-Strategy Alpha Limited,
   Class M Series 1                               Oct-01     73,441,004     76,590     3.00%   100,166,352       N/A       Quarterly
Shepherd Investments International Limited,
   Class B                                        Jan-02     74,438,061     27,206     3.65%   121,981,543       N/A       Quarterly
Shepherd Investments International Limited,
   Class S ***                                    Feb-06     18,765,301     19,243     0.59%    19,730,360       N/A(1)       N/A(1)
                                                                                             -------------
                                                                                               415,023,533
                                                                                             -------------

RELATIVE VALUE (10.74%)
AQR Absolute Return Offshore Fund
   Ltd., Class A Series Initial                   Aug-03     65,000,000        452     2.41%    80,428,360       N/A       Quarterly
Bridgewater Pure Alpha Fund I,
   Class B Series 3                               Jun-06     75,000,000     75,000     2.16%    72,332,609       N/A        Monthly
Goldman Sachs Global Alpha Fund Plc.,
   Class C Series 1                               Mar-06     75,000,000    448,646     1.93%    64,619,638       N/A       Quarterly
Gracie International Credit Opportunities
   Fund, Ltd., Class A Series 14                  Jan-06     60,000,000     53,650     2.08%    69,351,939       N/A       Quarterly
Gracie International Credit Opportunities
   Fund, Ltd., Class A Series 15                  Jan-06      5,000,000      4,442     0.17%     5,741,652       N/A       Quarterly
Regiment Capital, Ltd., Class 1 Series M          Feb-06     58,000,000    580,000     1.99%    66,324,044     6/30/08     Annually
                                                                                            --------------
                                                                                               358,798,242
                                                                                            --------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST $2,527,054,790)                              3,309,673,809

INVESTMENT IN SHORT-TERM SECURITIES (1.18%)

JP Morgan Chase Nassau Time Deposit                                                             39,577,287
                                                                                            --------------
TOTAL INVESTMENTS (COST $2,566,632,077)                                                      3,349,251,096
                                                                                            --------------
OTHER ASSETS IN EXCESS OF LIABILITIES (-0.26%)                                                  (9,003,793)
                                                                                            --------------
MEMBERS' CAPITAL (100.00%)                                                                  $3,340,247,303
                                                                                            ==============

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED) (CONCLUDED)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY AS A PERCENTAGE OF MEMBERS' CAPITAL                                         PERCENT OF
                                                                                                 MEMBERS'
STRATEGY ALLOCATION                                                                              CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage                                                                              2.73%
Distressed Investment                                                                             14.84%
Equity Market Neutral                                                                              4.60%
Event Driven                                                                                      13.79%
Long/Short Equity                                                                                 39.95%
Multi-Strategy                                                                                    12.43%
Relative Value                                                                                    10.74%
                                                                                                 ------
Total Investments in Investment Funds                                                             99.08%
                                                                                                 ======

#       Non-income producing securities.
^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of June 30, 2007 was $2,527,054,790 and $3,309,673,809,
        respectively.
*       Security is a partnership that does not issue shares.
** Investing in GMAM Absolute Return Strategy Fund I ("Fund I") involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by General Motors Investment Management Corporation (the "Advisor") on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment Fund's governing agreements. As of June 30, 2007, approximately 14% of the investments in Investment Funds by Fund I are restricted from early redemptions and 3% are potentially subject to early redemption fees.
        Liquidity in Investment Funds may be limited due to a discretionary "gate" that may be imposed by the Investment Funds. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of June 30, 2007, approximately 34% of the investments in Investment Funds by Fund I are potentially subject to gates.
        Some of the Investment Funds may invest in private placements which may be illiquid. Some of these investments are held in so-called
        "side pockets", sub-funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were Fund I to seek to liquidate its investment in an Investment Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, Fund I might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until Fund I fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. As of June 30, 2007, approximately 1% of the investments in Investment Funds by Fund I are in side pockets.
***     Multiple side pocket investments aggregated under the same Investment
        Fund.

(1) These investments are not redeemable until a realization or liquidity event occurs for the underlying investments as determined by the respective Investment Fund.

(2) The initial subscription into Artis Technology 2X Ltd., Class A Series 1 in the amount of $10,000,000, and the subsequent subscription in the amount of $5,000,000 is not subject to an early redemption fee. An addition subscription in the amount of $5,000,000 may be redeemed without early redemption fees based on the valuation date of July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               GMAM Absolute Return Strategies Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and Chief
                           Executive Officer
                           (principal executive officer)

Date August 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nancy C. Everett
                         -------------------------------------------------------
                           Nancy C. Everett, President and Chief
                           Executive Officer
                           (principal executive officer)

Date August 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Charles Preseau
                         -------------------------------------------------------
                           Charles Preseau, Treasurer
                           (principal financial officer)

Date August 29, 2007
    ----------------------------------------------------------------------------



 * Print the name and title of each signing officer under his or her signature.